World Omni Auto Receivables Trust 2009-A	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2009

Dates Covered
Collections Period	05/01/09 - 05/31/09
Interest Accrual Period	05/15/09 - 06/14/09
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/09

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/09	831,549,993.41	41,921
Yield Supplement Overcollateralization Amount at 04/30/09	59,971,949.99	0

Receivables Balance at 04/30/09	891,521,943.40	41,921
Principal Payments	20,081,071.13	280
Defaulted Receivables	17,975.69	1
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/09	57,858,266.84	0

Pool Balance at 05/31/09	813,564,629.74	41,640

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	909,227,338.10	42,231
Delinquent Receivables:
Past Due 31-60 days	5,199,696.72	219
Past Due 61-90 days	994,577.92	41
Past Due 91 + days	0.00	0

Total	6,194,274.64	260

Total 31+ Delinquent as % Ending Pool Balance	0.76%

Recoveries	28,970.42

Aggregate Net Losses—May 2009	(10,994.73)

Overcollateralization Target Amount	28,474,762.04

Actual Overcollateralization	23,621,998.79

Weighted Average APR	4.61%
Weighted Average APR, Yield Adjusted	7.83%
Weighted Average Remaining Term	57.44

Flow of Funds	$ Amount
Collections	23,341,480.63
Advances	27,883.85
Investment Earnings on Cash Accounts	14,483.13
Servicing Fee	(742,934.95)

Available Funds	22,640,912.66

Distributions of Available Funds
(1) Class A Interest	1,978,992.03
(2) Noteholders’ First Priority Principal Distributable Amount	0.00
(3) Class B Interest	0.00
(4) Noteholders’ Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	20,661,920.63
(7) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	22,640,912.66

Servicing Fee	742,934.95
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	750,000,000.00
Original Class B	78,389,000.00

Total Class A & B
Note Balance @ 05/15/09	810,604,551.58
Principal Paid	20,661,920.63
Note Balance @ 06/15/09	789,942,630.95

Class A-1
Note Balance @ 05/15/09	145,215,551.58
Principal Paid	20,661,920.63
Note Balance @ 06/15/09	124,553,630.95
Note Factor @ 06/15/09	76.4132705%

Class A-2
Note Balance @ 05/15/09	192,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/09	192,000,000.00
Note Factor @ 06/15/09	100.0000000%

Class A-3
Note Balance @ 05/15/09	248,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/09	248,000,000.00
Note Factor @ 06/15/09	100.0000000%

Class A-4
Note Balance @ 05/15/09	147,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/09	147,000,000.00
Note Factor @ 06/15/09	100.0000000%

Class B
Note Balance @ 05/15/09	78,389,000.00
Principal Paid	0.00
Note Balance @ 06/15/09	78,389,000.00
Note Factor @ 06/15/09	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,978,992.03
Total Principal Paid	20,661,920.63

Total Paid	22,640,912.66

Class A-1
Coupon	1.62173%
Interest Paid	202,792.03
Principal Paid	20,661,920.63

Total Paid to A-1 Holders	20,864,712.66

Class A-2
Coupon	2.88000%
Interest Paid	460,800.00
Principal Paid	0.00

Total Paid to A-2 Holders	460,800.00

Class A-3
Coupon	3.33000%
Interest Paid	688,200.00
Principal Paid	0.00

Total Paid to A-3 Holders	688,200.00

Class A-4
Coupon	5.12000%
Interest Paid	627,200.00
Principal Paid	0.00

Total Paid to A-4 Holders	627,200.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.3889646
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.9422924

Total Distribution Amount	27.3312570

A-1 Interest Distribution Amount	1.2441229
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	126.7602493

Total A-1 Distribution Amount	128.0043722

A-2 Interest Distribution Amount	2.4000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	2.4000000

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	4.2666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.2666667

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.0000000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	—
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 04/30/09	25,515.78
Balance as of 05/31/09	53,399.63
Change	27,883.85

Reserve Fund
Balance as of 04/30/09	2,119,474.67
Investment Earnings	1,323.42
Prior Month’s Investment Earnings Paid	(793.26)
Withdrawal	0.00
Balance as of 05/31/09	2,120,004.83
Change	530.16

Reserve Fund Requirement	2,118,681.41